FINANCIAL INSTRUMENTS - Disclosure of detailed information about foreign currency risk (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Cash	$ 1,433,838	$ 2,712,446	$ 3,377,464	$ 1,049,049
Accounts receivable	1,065,411	1,381,979
Accounts payable and accrued liabilities	(933,410)	(1,184,463)
Amounts held in CAD [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	50,792	63,799
Accounts receivable	92,731	141,354
Accounts payable and accrued liabilities	(128,670)	(267,124)
Net monetary assets (liabilities)	$ 14,853	$ (61,971)